Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.87%
Arizona–1.87%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$ 100	$ 105,010
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,096,794
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	828,993
				2,030,797
California–8.83%
California (State of); Series 2016, Ref. GO Bonds	4.00%	09/01/2034	50	52,270
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	2,750	2,848,863
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,501,994
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	3.13%	05/15/2029	510	480,470
Series 2021, RB(a)	5.00%	11/15/2046	1,250	1,254,641
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB	4.00%	12/01/2046	1,300	1,333,009
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	1,000	1,027,808
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,000	1,098,448
				9,597,503
Colorado–2.00%
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB(b)(c)	5.00%	08/01/2026	250	279,093
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2034	1,400	1,387,493
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	507,767
				2,174,353
Connecticut–0.94%
Connecticut (State of); Series 2020 A, GO Bonds	4.00%	01/15/2038	1,000	1,021,538
District of Columbia–5.29%
District of Columbia (Green Bonds); Series 2022 A, RB(d)	5.50%	08/31/2034	2,500	2,848,062
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	2,625	2,898,155
				5,746,217
Florida–6.18%
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(a)	4.00%	06/15/2051	1,000	787,324
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(d)	7.38%	01/01/2049	1,000	1,011,897
JEA Water & Sewer System; Series 2008 B, VRD RB(e)	0.73%	10/01/2041	750	750,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	101,692
Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2046	2,000	2,072,127
Miami-Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital); Series 2021 A, Ref. RB	4.00%	08/01/2046	2,000	1,993,532
				6,716,572
Georgia–2.10%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,277,558
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	100	98,026
Series 2018 A, RB	6.00%	12/01/2038	115	111,035
Series 2018 A, RB	6.25%	12/01/2048	285	268,860
Series 2018 A, RB	6.50%	12/01/2053	165	158,400
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	204,721
Series 2018 A-2, RB(b)	5.50%	12/01/2028	175	160,370
				2,278,970
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.32%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	$1,000	$ 1,062,969
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2046	1,500	1,517,664
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,084,793
Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,095,190
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2040	1,000	1,016,964
				5,777,580
Indiana–0.94%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,026,653
Iowa–0.09%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	100,179
Kentucky–0.92%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(d)	4.45%	01/01/2042	1,000	1,004,619
Louisiana–4.35%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,711,419
New Orleans (City of), LA;
Series 2020 B, RB	5.00%	06/01/2045	1,500	1,689,773
Series 2020 B, RB	4.00%	06/01/2050	1,300	1,329,379
				4,730,571
Maryland–4.00%
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,166,491
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 A, RB(d)	5.00%	11/12/2028	1,000	1,059,852
Series 2022 B, RB(d)	5.25%	06/30/2047	2,000	2,123,024
				4,349,367
Massachusetts–1.36%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,004
Massachusetts (State of) Housing Finance Agency (Sustainability Bonds); Series 2020 D-1, RB	2.65%	12/01/2055	2,000	1,472,326
				1,477,330
Michigan–0.94%
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	1,000	1,024,340
Minnesota–10.49%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,001,786
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	650	660,812
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,013,575
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	150	145,508
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 08/06/2015-01/18/2019; Cost $2,301,775)(g)	6.00%	08/01/2035	2,300	1,828,773
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	416,709
International Falls (City of), MN; Series 1999, Ref. RB(d)	6.85%	12/01/2029	115	115,026
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	245,927
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	355	344,747
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(d)	5.52%	03/01/2041	5	5,007
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,071,356
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,001,504
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	75	75,012
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	247	228,877
St. Paul (City of), MN Housing & Redevelopment Authority (University at Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	465,241
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,376,339
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(d)	5.38%	02/01/2032	$ 900	$ 900,197
Series 2007, RB(d)	5.50%	02/01/2042	510	510,028
				11,406,424
Missouri–1.37%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	955,428
Missouri (State of) Health & Educational Facilities Authority (Maryville University of St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	529,244
				1,484,672
New Hampshire–0.81%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(d)	3.75%	07/02/2040	1,000	885,095
New Jersey–3.71%
New Jersey (State of) Economic Development Authority;
Series 2018 A, RB(a)	6.50%	11/01/2052	100	109,112
Series 2020, RB	4.00%	11/01/2038	1,000	1,007,285
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	83	92,374
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	2,825,374
				4,034,145
New Mexico–1.48%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,607,174
New York–15.60%
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2044	1,000	1,026,119
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,068,248
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,062,567
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2041	3,000	3,124,835
Subseries 2015 F-4, GO Bonds(b)	5.00%	12/01/2025	1,500	1,623,421
New York (State of) Dormitory Authority; Series 2020 A, RB	4.00%	07/01/2053	500	503,191
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2050	1,500	1,382,622
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	818,281
New York (State of) Power Authority (Green Transmission); Series 2022, RB (INS - AGM)(f)	4.00%	11/15/2047	1,000	1,028,223
New York City Housing Development Corp. (Sustainable Development); Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	818,030
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	805	696,617
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(f)	2.75%	11/15/2041	1,000	843,247
Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	812,728
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2047	1,000	1,146,480
				16,954,609
Ohio–1.40%
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	480	482,533
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,036,997
				1,519,530
Oregon–1.31%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza-Parkview); Series 2021, Ref. RB	4.00%	12/01/2041	1,000	922,091
Oregon (State of); Series 2020 M, VRD GO Bonds(e)	0.49%	12/01/2044	500	500,000
				1,422,091
Pennsylvania–7.34%
Allegheny (County of), PA; Series 2000 C51, VRD GO Bonds (LOC - PNC Bank N.A.)(e)(h)	0.68%	05/01/2027	755	755,000
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	$1,750	$ 1,963,918
Series 2019, RB	4.00%	12/01/2049	1,500	1,532,323
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	150,658
Series 2019, Ref. RB	5.00%	05/01/2048	560	573,559
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	2,005,508
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2036	1,000	1,001,835
				7,982,801
Rhode Island–0.75%
Rhode Island Housing and Mortgage Finance Corp. (Sustainability Bonds); Series 2021, RB(b)	0.45%	10/01/2023	835	811,264
Tennessee–0.10%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	104,428
Texas–0.72%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	104,175
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	527,452
Houston (City of), TX; Series 2004 B-6, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(e)(h)	0.69%	05/15/2034	150	150,000
				781,627
Virginia–0.94%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,020,745
Washington–6.52%
Chelan County Public Utility District No. 1; Series 2008 B, Ref. VRD RB(e)	0.70%	07/01/2032	135	135,000
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(e)	0.44%	01/01/2046	1,935	1,935,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(d)	5.63%	12/01/2040	2,000	2,087,081
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,923,690
				7,080,771
Wisconsin–3.20%
Public Finance Authority (Green Bonds); Series 2021, RB(d)	4.00%	03/31/2056	2,000	1,828,038
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,270,054
Wisconsin (State of) Public Finance Authority;
Series 2019 A, RB(a)	5.38%	06/01/2044	100	87,035
Series 2019 A, RB(a)	5.50%	06/01/2054	100	84,954
Series 2019 A, RB (INS - AGM)(f)	5.00%	07/01/2058	100	108,624
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	101,163
				3,479,868
TOTAL INVESTMENTS IN SECURITIES(i)–100.87% (Cost $112,734,424)					109,631,833
OTHER ASSETS LESS LIABILITIES–(0.87)%					(943,352)
NET ASSETS–100.00%					$108,688,481
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $10,803,309, which represented 9.94% of the Fund’s Net Assets.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security subject to the alternative minimum tax.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Restricted security. The value of this security at May 31, 2022 represented 1.68% of the Fund’s Net Assets.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	15	September-2022	$(1,791,797)	$11,250	$11,250

(a)	Futures contracts collateralized by $84,105 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$109,631,833	$—	$109,631,833
Other Investments - Assets*
Futures Contracts	11,250	—	—	11,250
Total Investments	$11,250	$109,631,833	$—	$109,643,083

*	Unrealized appreciation (depreciation).
Invesco Environmental Focus Municipal Fund